Related Parties - Transactions with non-executive directors and shareholders (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Share-based payment expense for non-executive directors	€ 2,314,000	€ 143,000
Set up of Production Line
Related Party Transactions
Related party transaction, Total	242,000	584,000
R&D Collaboration
Related Party Transactions
Related party transaction, Total		766,000
Board Remuneration
Related Party Transactions
Related party transaction, Total	505,000	529,000
Related party, Amounts outstanding at period-end	110,000	110,000
Non-Executive Directors | Warrant
Related Party Transactions
Share-based payment expense for non-executive directors	218,000	700,000
Cochlear | Set up of Production Line
Related Party Transactions
Related party transaction, Total	242,000	584,000
Cochlear | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	766,000	€ 2,000,000
Cochlear | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | Board Remuneration
Related Party Transactions
Related party transaction, Total	66,000	0
Robert Taub | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | Board Remuneration
Related Party Transactions
Related party transaction, Total	56,000	129,000
Kevin Rakin | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	66,000	68,000
Pierre Gianello | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	59,000	65,000
Jurgen Hambrecht | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	65,000	58,000
Rita Mills | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	65,000	64,000
Virginia Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	58,000	59,000
Wildman Ventures LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 70,000	€ 86,000